Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Designated financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2022 and 2023 are as follows:

	2022		2023	Reason for designation
Equity-linked securities sold	~~W~~	5,437,434	5,610,256	Compound financial instrument
Securities sold with embedded derivatives		2,882,607	1,931,639
Debt securities issued		47,327	254,832	Fair value measurement and management

	~~W~~	8,367,368	7,796,727

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Summary of contractual maturity
(b)
The difference between the carrying amount of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2022 and 2023 are as follows:

	2022		2023
Expiration payment	~~W~~	7,733,506	7,519,962
Carrying amount		8,367,368	7,796,727

Difference from carrying amount	~~W~~	(633,862)	(276,765)